Merger with Sesen Bio - Schedule of Net Assets Acquired in the Merger (Details) $ in Thousands	10 Months Ended
	Dec. 31, 2023 USD ($) shares	Mar. 31, 2025 shares	Dec. 31, 2024 stockholder shares	Mar. 07, 2023 USD ($) shares
Merger with Sesen Bio
Number of board seats | stockholder			7
Entity common stock, shares outstanding immediately after merger (in shares) | shares	40,609,915	41,788,096	41,750,109
Cash and cash equivalents				$ 37,873
Marketable securities				44,588
Prepaid expenses and other assets				1,316
Restricted cash				30
Accounts payable and accrued expenses				(3,499)
Total net assets acquired				80,308
Less: Transaction costs				(8,264)
Total net assets acquired less transaction costs				$ 72,044
Carisma Therapeutics Inc.
Merger with Sesen Bio
Number of board seats | stockholder			6
Severance and personnel costs paid	$ 4,600
CARISMA Therapeutics Inc, Legacy, Stockholders | Carisma Therapeutics Inc.
Merger with Sesen Bio
Business acquisition percentage of voting interests acquired (as a percent)				74.20%
Entity common stock, shares outstanding immediately after merger (in shares) | shares				40,254,666